Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
April 30, 2022
SCV-NPRT3-0622
1.815774.117
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Cogeco Communications, Inc. (a)	145,400	11,940,762
Nexstar Broadcasting Group, Inc. Class A	426,800	67,613,656
		79,554,418
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.4%
Adient PLC (b)	2,040,000	69,645,600
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc. (a)(b)	1,660,036	60,309,108
Churchill Downs, Inc.	397,700	80,709,238
Hilton Grand Vacations, Inc. (b)	725,000	33,951,750
		174,970,096
Household Durables - 2.3%
KB Home	1,000,000	32,430,000
Tempur Sealy International, Inc.	2,290,000	62,081,900
Traeger, Inc. (a)(b)	3,055,000	18,299,450
		112,811,350
Specialty Retail - 1.9%
Rent-A-Center, Inc. (a)	2,095,263	50,537,744
Williams-Sonoma, Inc. (a)	330,100	43,071,448
		93,609,192
TOTAL CONSUMER DISCRETIONARY		451,036,238
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 3.4%
BJ's Wholesale Club Holdings, Inc. (b)	930,000	59,845,500
U.S. Foods Holding Corp. (b)	2,830,000	106,464,600
		166,310,100
Food Products - 2.0%
Lamb Weston Holdings, Inc.	1,460,000	96,506,000
TOTAL CONSUMER STAPLES		262,816,100
ENERGY - 5.3%
Energy Equipment & Services - 1.3%
TechnipFMC PLC (a)(b)	9,000,000	62,280,000
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (b)	3,402,000	119,750,399
Brigham Minerals, Inc. Class A (c)	3,130,100	77,563,878
		197,314,277
TOTAL ENERGY		259,594,277
FINANCIALS - 25.4%
Banks - 11.4%
BOK Financial Corp.	440,000	36,489,200
Comerica, Inc.	608,300	49,819,770
Cullen/Frost Bankers, Inc.	250,000	33,072,500
Eastern Bankshares, Inc. (a)	5,610,000	107,487,600
First Foundation, Inc.	2,183,575	48,519,037
Independent Bank Group, Inc. (a)	966,196	65,508,089
Synovus Financial Corp.	976,700	40,572,118
The Bank of NT Butterfield & Son Ltd. (a)	1,760,000	56,372,800
Trico Bancshares	1,199,400	45,037,470
Webster Financial Corp.	998,829	49,931,462
Western Alliance Bancorp.	379,700	28,898,967
		561,709,013
Capital Markets - 1.7%
AllianceBernstein Holding LP	1,238,200	49,292,742
Lazard Ltd. Class A	1,029,300	33,730,161
		83,022,903
Consumer Finance - 3.4%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	72,274,062
FirstCash Holdings, Inc.	1,205,000	96,134,900
		168,408,962
Diversified Financial Services - 0.9%
ECN Capital Corp.	9,302,051	42,142,169
Insurance - 8.0%
Assurant, Inc.	500,000	90,940,000
Axis Capital Holdings Ltd.	242,498	13,902,410
Enstar Group Ltd. (b)	280,249	66,068,702
First American Financial Corp.	800,000	46,648,000
Old Republic International Corp.	3,258,700	71,723,987
Primerica, Inc.	503,400	65,220,504
Reinsurance Group of America, Inc.	348,200	37,368,824
		391,872,427
TOTAL FINANCIALS		1,247,155,474
HEALTH CARE - 6.7%
Biotechnology - 1.7%
ALX Oncology Holdings, Inc. (b)	325,000	4,153,500
Aurinia Pharmaceuticals, Inc. (a)(b)	655,000	6,739,950
Blueprint Medicines Corp. (b)	200,000	11,670,000
Celldex Therapeutics, Inc. (b)	200,000	6,110,000
Cyteir Therapeutics, Inc.	725,000	1,631,250
Erasca, Inc.	705,000	5,132,400
Exelixis, Inc. (b)	375,000	8,377,500
Global Blood Therapeutics, Inc. (b)	225,000	6,907,500
Imago BioSciences, Inc.	410,000	6,703,500
Instil Bio, Inc. (b)	955,000	6,751,850
Keros Therapeutics, Inc. (b)	155,000	8,216,550
Protagonist Therapeutics, Inc. (b)	89,600	814,464
Relay Therapeutics, Inc. (b)	250,000	5,957,500
TG Therapeutics, Inc. (b)	565,000	3,921,100
		83,087,064
Health Care Equipment & Supplies - 1.1%
Envista Holdings Corp. (b)	1,400,000	55,468,000
Health Care Providers & Services - 2.3%
Owens & Minor, Inc. (a)	2,125,000	75,416,250
Premier, Inc.	1,000,000	36,210,000
		111,626,250
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (b)	75,000	4,122,750
Jazz Pharmaceuticals PLC (b)	133,600	21,405,392
Prestige Brands Holdings, Inc. (b)	1,000,000	54,660,000
		80,188,142
TOTAL HEALTH CARE		330,369,456
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	465,000	66,453,150
Building Products - 2.9%
Builders FirstSource, Inc. (b)	1,000,000	61,570,000
Hayward Holdings, Inc. (a)(b)	1,625,160	25,840,044
Jeld-Wen Holding, Inc. (a)(b)	2,617,921	54,426,578
		141,836,622
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc. (a)(b)	1,975,600	28,962,296
Construction & Engineering - 0.7%
Arcosa, Inc. (a)	600,000	32,118,000
Electrical Equipment - 0.7%
Atkore, Inc. (b)	336,100	32,299,210
Machinery - 3.6%
Crane Co.	517,300	49,779,779
EnPro Industries, Inc.	552,334	51,483,052
ITT, Inc.	800,000	56,176,000
Luxfer Holdings PLC sponsored	1,191,600	19,232,424
		176,671,255
Professional Services - 5.0%
ASGN, Inc. (b)	550,000	62,397,500
CACI International, Inc. Class A (b)	280,000	74,284,000
First Advantage Corp.	1,700,000	29,512,000
KBR, Inc.	1,010,000	49,722,300
TriNet Group, Inc. (b)	355,000	31,488,500
		247,404,300
Trading Companies & Distributors - 3.6%
Beacon Roofing Supply, Inc. (b)	1,733,000	103,338,790
Univar Solutions, Inc. (b)	2,575,000	74,984,000
		178,322,790
TOTAL INDUSTRIALS		904,067,623
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (a)(b)	455,000	36,950,550
Electronic Equipment & Components - 3.8%
Insight Enterprises, Inc. (b)	798,000	79,297,260
TD SYNNEX Corp.	865,000	86,577,850
TTM Technologies, Inc. (b)	1,515,000	21,134,250
		187,009,360
IT Services - 4.0%
Concentrix Corp.	568,809	89,576,041
Cyxtera Technologies, Inc. Class A (a)(b)	4,571,645	54,996,889
Genpact Ltd.	1,250,000	50,337,500
		194,910,430
TOTAL INFORMATION TECHNOLOGY		418,870,340
MATERIALS - 5.9%
Chemicals - 3.0%
Tronox Holdings PLC	2,125,000	36,550,000
Valvoline, Inc.	2,170,800	65,623,284
Westlake Corp.	350,000	44,292,500
		146,465,784
Construction Materials - 1.9%
Eagle Materials, Inc.	180,200	22,222,264
RHI Magnesita NV	571,411	17,000,033
Summit Materials, Inc. (b)	1,900,000	52,820,000
		92,042,297
Containers & Packaging - 1.0%
O-I Glass, Inc. (b)	3,800,000	51,224,000
TOTAL MATERIALS		289,732,081
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Corporate Office Properties Trust (SBI)	1,320,000	35,230,800
Douglas Emmett, Inc.	2,000,000	58,920,000
LXP Industrial Trust (REIT) (a)	5,850,000	73,417,500
		167,568,300
Real Estate Management & Development - 4.3%
Cushman & Wakefield PLC (b)	4,163,779	74,531,644
DIC Asset AG	3,000,000	41,969,726
Jones Lang LaSalle, Inc. (b)	262,400	57,394,752
Realogy Holdings Corp. (b)	3,083,900	33,799,544
		207,695,666
TOTAL REAL ESTATE		375,263,966
UTILITIES - 3.5%
Gas Utilities - 2.4%
Brookfield Infrastructure Corp. A Shares	1,651,900	117,152,748
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP (a)	841,600	56,101,056
TOTAL UTILITIES		173,253,804
TOTAL COMMON STOCKS (Cost $4,363,209,463)		4,791,713,777

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (d)	34,007,213	34,014,015
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	298,857,413	298,887,299
TOTAL MONEY MARKET FUNDS (Cost $332,901,313)		332,901,314

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 2000 Value ETF (a) (Cost $54,035,461)	340,000	50,598,800

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $4,750,146,237)	5,175,213,891
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(268,242,759)
NET ASSETS - 100.0%	4,906,971,132

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	24,411,882	1,816,759,128	1,807,156,995	82,552	-	-	34,014,015	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	63,724,657	1,025,073,818	789,911,176	1,150,015	-	-	298,887,299	0.8%
Total	88,136,539	2,841,832,946	2,597,068,171	1,232,567	-	-	332,901,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Brigham Minerals, Inc. Class A	43,208,000	22,753,335	-	3,058,545	-	11,602,543	77,563,878
Encore Capital Group, Inc.	59,184,468	-	-	-	-	13,089,594	72,274,062
Total	102,392,468	22,753,335	-	3,058,545	-	24,692,137	149,837,940

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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